UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

                                                                   .

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


NY Tax Free Money Fund Investment

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          --------------------------------

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 99.6%
----------------------------------------------------------------------------------------------------------

New York 91.3%
Albany, NY, Industrial Development Agency, Civic Facilities Revenue,            285,000          285,000
    University of Albany Foundation, Series A, 2.77% *, 11/1/2032 (a)
Erie County, NY, Industrial Development Agency, Civic Facilities Revenue,     3,950,000        3,950,000
    Subordinate Adult Services, 2.82% *, 6/1/2022, KeyBank NA (b)
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%,      3,250,000        3,268,793
    6/29/2006
Long Island, NY, Power Authority, Electric System Revenue, Series 3B,           200,000          200,000
    2.8% *, 5/1/2033, West LB AG (b)
Nassau, NY, Health Care Corp., Revenue Bond, Series 2004-C2, 2.66% *,         1,350,000        1,350,000
    8/1/2029 (a)
New York, General Obligation:
    2.55%, 10/4/2005                                                          1,750,000        1,750,000
    2.6%, 10/14/2005                                                          2,000,000        2,000,000
    2.63%, 11/9/2005                                                          2,500,000        2,500,000
New York, Jay Street Development Corp., Centers Facilities Lease Revenue,     1,915,000        1,915,000
    Series A-1,   2.73% *, 5/1/2022, Depfa Bank PLC (b)
New York, Metropolitan Transportation Authority Revenue:
    144A, 2.6%, 11/1/2005                                                     3,000,000        3,000,000
    Series G-1, 2.69% *, 11/1/2026 (a)                                          400,000          400,000
    Series 848-D, 144A, 2.76% *, 11/15/2021 (a)                               2,500,000        2,500,000
    Series 1040, 144A, 2.78% *,  11/15/2020   (a)                             1,100,000        1,100,000
New York, State Dormitory Authority Revenue:
    2.53%, 10/7/2005                                                          2,000,000        2,000,000
    Series 1997, 2.58%, 10/3/2005                                               500,000          500,000
    Series 1997, 2.65%, 12/7/2005                                             1,685,000        1,685,000
    Series B09, 144A, 2.76% *, 3/15/2023 (a)                                    350,000          350,000
    Series A-09, 144A, 2.78% *, 5/15/2031 (a)                                 2,000,000        2,000,000
New York, State Dormitory Authority Revenue, Cornell University:
    Series A, 2.74% *, 7/1/2029                                                 200,000          200,000
    Series B, 2.74% *, 7/1/2030                                               2,455,000        2,455,000
    Series B, 2.79% *, 7/1/2025                                               1,000,000        1,000,000
New York, State Dormitory Authority Revenue, Mental Health Services:
    Series D-2A, 2.75% *, 2/15/2031 (a)                                         900,000          900,000
    Series D-2B, 2.75% *, 2/15/2031 (a)                                       1,500,000        1,500,000
New York, State General Obligation, Series B, 2.9% *, 3/15/2030, Dexia        1,100,000        1,100,000
    Credit Local France (b)
New York, State Housing Finance Agency Revenue, Historic Front Street,        2,000,000        2,000,000
    Series A, 2.73% *, 11/1/2036, Bank of New York (b)
New York, State Housing Finance Agency, Service Contract Revenue, Series D,   1,600,000        1,600,000
    2.74% *, 3/15/2026, State Street Bank & Trust Co. (b)
New York, State Medical Care Facilities Finance Agency Revenue,               2,600,000        2,662,456
    Prerefunded, Second Mortgage, Series A, 6.0%, 11/15/2010
New York, State Power Authority, 2.6%, 10/7/2005                              2,000,000        2,000,000
New York, State Power Authority Revenue & General Purpose, 2.8% *, 3/1/2016   1,000,000        1,000,000
New York, Tobacco Settlement Financing Corp.:
    Series R-2003, 144A, 2.79% *, 6/1/2021 (a)                                1,975,000        1,975,000
    Series R-6500, 144A, 2.79% *, 6/1/2021 (a)                                2,245,000        2,245,000
New York City, NY, General Obligation:
    Series 1010, 144A, 2.78% *, 8/1/2013 (a)                                  4,000,000        4,000,000
    Series 4066, 144A, 2.78% *, 11/1/2015 (a)                                 1,000,000        1,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue,     1,505,000        1,505,000
    Abraham Joshua Heschel Project, 2.8% *, 4/1/2032, Allied Irish Bank PLC
    (b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue,       780,000          780,000
    Peninsula Hospital Center Project, 2.81% *, 12/1/2013, JPMorgan Chase
    Bank (b)
New York City, NY, Municipal Water Finance Authority, 2.73%, 12/22/2005       3,000,000        3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System      600,000          600,000
    Revenue, Series PT-2114, 144A, 2.78% *, 12/15/2011
New York City, NY, Transitional Finance Authority Revenue, Series A-40,         975,000          975,000
    144A, 2.76% *, 11/1/2026 (a)
New York City, NY, Transitional Finance Authority Revenue, Future Tax           45,000           45,000
    Secured, Series A-1, 2.75% *, 11/15/2022
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
    Series 3C, 2.7% *, 11/1/2022                                                200,000          200,000
    Series 1A, 2.74% *, 11/1/2022                                               250,000          250,000
    Series 3F, 2.79% *, 11/1/2022                                               300,000          300,000
    Series 1D, 2.79% *, 11/1/2022                                               600,000          600,000
    Series 3H, 2.79% *, 11/1/2022                                             1,100,000        1,100,000
    Series 3B, 2.95% *, 11/1/2022                                               100,000          100,000
New York City, NY, Transitional Finance Authority, Star Certificate, Series   2,400,000        2,400,000
    2003-7, 144A, 2.78% *, 2/1/2029
New York City, NY, Trust For Cultural Resources Revenue, Asia Society,          875,000          875,000
    2.73% *, 4/1/2030, The Chase Manhattan Bank (b)
New York,  NY, General Obligation:
    Series H-6, 2.74% *, 3/1/2034, Fleet National Bank (b)                      600,000          600,000
    Series F, 7.0%, 2/1/2006                                                  1,870,000        1,895,671
New York, NY, State General Obligation, Series A-3, 2.74% *, 8/1/2031, BNP    1,465,000        1,465,000
    Paribas (b)
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
    Series B-13, 144A, 2.76% *, 11/15/2021 (a)                                2,080,000        2,080,000
    Series A, 2.76% *, 1/1/2031 (a)                                             305,000          305,000
    Series R-2013, 144A, 2.78% *, 11/15/2021 (a)                                300,000          300,000
Oneida Indian Nation, NY, County General Obligation, Revenue Bond, 2.72% *,   4,630,000        4,630,000
    10/1/2032, Bank of America NA (b)
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue,   3,700,000        3,700,000
    YMCA of Greater Syracuse, Series A, 2.82% *, 11/1/2025, HSBC Bank PLC
    (b)
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue,     1,435,000        1,435,000
    Noonan Community Service Corp. Project, Series A, 2.8% *, 3/1/2025,
    Wilber National Bank (b)
Sachem, NY, General Obligation, Holbrook Central School District, Tax         3,000,000        3,022,612
    Anticipation Notes, 3.75%, 6/22/2006
Schenectady County, NY, Industrial Development Agency, Civic Facilities       2,300,000        2,300,000
    Revenue, Sunnyview, Series B, 2.77% *, 8/1/2033, KeyBank NA (b)
Schoharie County, NY, Industrial Development Agency, Civic Facility             205,000          205,000
    Revenue, Bassett Hospital Project, Series A, 2.82% *, 2/1/2021, KeyBank
    NA (b)
Yates County, NY, Industrial Development Agency, Civic Facililty Revenue,     1,575,000        1,575,000
    Series B, 2.77% *, 9/1/2015, KeyBank NA (b)
Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue,         1,000,000        1,000,000
    2.75% *, 7/1/2021, Bank of New York (b)
                                                                                           -------------
                                                                                              93,634,532

Puerto Rico 4.0%
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A,          4,075,000        4,075,000
   2.73% *, 7/1/2020 (a)


Multi-State 4.3%
ABN AMRO Munitops, Certificates Trust, Series 2000-17, 144A, 2.74% *,         4,415,000        4,415,000
    10/1/2008
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 102,124,532)                                        99.6     102,124,532
Other Assets and Liabilities, Net                                                       0.4         387,230
 ----------------------------------------------------------------------------------------------------------

Net Assets                                                                            100.0     102,511,762


     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2005.

(a)  Bond is insured by one of these companies:


                                         As a % of Total
     Insurance Coverage                  Investment Portfolio
     ---------------------------------------------------------
     Ambac Financial Group                       7.1
     ---------------------------------------------------------
     Financial Guaranty Insurance Company        3.9
     ---------------------------------------------------------
     Financial Security Assurance, Inc.          8.0
     ---------------------------------------------------------
     MBIA Corp.                                  7.9
     ---------------------------------------------------------

(b)  Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         NY Tax Free Money Fund - Investment, a
                                    series of Scudder Advisor Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         NY Tax Free Money Fund - Investment, a
                                    series of Scudder Advisor Funds


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005